CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,386,502	$ 4,123
Inventories, net	528,009	569,042
Deferred charges, net	439,203	20,028
Prepaid expenses and other current assets	37,988	76,759
Total current assets	2,501,904	719,638
Fixed assets, net	49,485	65,514
Security deposits	17,977	17,977
Deferred charges, net	15,020	22,673
Goodwill	10,000	10,000
Total assets	2,594,386	835,802
Current liabilities
Loans from shareholders	9,000	180,500
Notes payable		21,000
Customer deposits	38,505	193,180
Accrued interest payable	126,232	39,904
Accrued expenses	122,790	125,557
Total current liabilities	5,146,872	2,562,026
Due to related party	101,524	106,601
Warrant liability	498,976
Total liabilities	7,783,372	6,625,493
Commitments and contingencies
Stockholders' deficiency
Common stock, $0.001 par value; 300,000,000 authorized shares; 47,160,435 and 49,249,674 shares issued and outstanding at December 31, 2011 and 2010, respectively	47,160	49,250
Additional paid-in capital	24,661,344	18,672,746
Non-controlling interest	(1,674,105)
Accumulated deficit	(28,223,385)	(24,511,687)
Total stockholders' deficiency	(5,188,986)	(5,789,691)
Total liabilities and stockholders' deficiency	2,594,386	835,802
All Other
Current assets
Accounts receivable, net	108,170	36,642
Current liabilities
Accounts payable	483,879	629,470
Convertible promissory notes	3,758,082	208,679
Convertible promissory notes	155,000	1,375,865
Related Party Transactions
Current assets
Accounts receivable, net	2,032	13,044
Current liabilities
Accounts payable	29,703	7,736
Convertible promissory notes	578,681	1,156,000
Convertible promissory notes	$ 1,881,000	$ 2,581,001